Share-based awards - Expense by function (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Share-based awards
Share-based compensation expense	¥ 18,546	$ 2,569	¥ 30,831	¥ 23,971
Cost of revenue
Share-based awards
Share-based compensation expense	3,012		5,710	5,725
Product development expenses
Share-based awards
Share-based compensation expense	7,623		13,514	11,035
Sales and marketing expenses
Share-based awards
Share-based compensation expense	2,265		3,710	3,050
General and administrative expenses
Share-based awards
Share-based compensation expense	¥ 5,646		¥ 7,897	¥ 4,161